S-K 1603(a)(7) Direct and Indirect Material Interest Holders	Jun. 04, 2026
F. Jeremey Mistry [Member]
SPAC Sponsor Direct and Indirect Material Interest Holder [Line Items]
SPAC Sponsor Direct and Indirect Material Interest Holder Name	F. Jeremey Mistry
SPAC Sponsor Direct and Indirect Material Interest Holder Nature	Chief Executive Officer
David Bulley [Member]
SPAC Sponsor Direct and Indirect Material Interest Holder [Line Items]
SPAC Sponsor Direct and Indirect Material Interest Holder Name	David Bulley
SPAC Sponsor Direct and Indirect Material Interest Holder Nature	director